Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Loss per share
Basic loss per share	$ (4.9)	$ (5.93)	$ (1.39)
Diluted loss per share	$ (4.9)	$ (5.93)	$ (1.39)
Loss for the period	$ (1,644,201)	$ (1,988,178)	$ (468,966)
Less: loss for the year attributable to non-controlling interests	12,176	11,569	9,959
Loss for the year attributable to owners of the Company	$ (1,632,025)	$ (1,976,609)	$ (459,007)
Weighted average number of ordinary shares outstanding, basic	333,063,000	333,176,000	330,963,000
Weighted average number of ordinary shares outstanding, diluted	333,063,000	333,176,000	330,963,000
Weighted average number of potential ordinary shares	2,060,000	1,980,000	5,083,000
Dilutive effect of all instruments on weighted average number of ordinary shares				0